SCHEDULE OF REVENUE BY MAJOR CUSTOMERS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 1		$ 92,972,492
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 2		15.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 3		49,176,417
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 4		10.30%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 5		76,088,946
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 6		13.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 7		25,919,678
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 8		5.50%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 9		75,671,322
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 10		12.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 11		0
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 12		0
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 13		244,732,760
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 14		40.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 15		75,096,095
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 16		15.80%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 1	63,118,350
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 2	16.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 3	71,909,130
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 4	18.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 5	7,270,852
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 6	2.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 7	$ 75,416,990
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 8	18.00%